	APPLIED FINANCE EXPLORER FUND
Schedule of Investments		July 31, 2023 (unaudited)
95.86%	COMMON STOCKS	Shares	Fair Value

2.73%	COMMUNICATION SERVICES
	Cars.com, Inc. (A) . . . . . . . . . . . .	215,940	$ 4,925,591
	John Wiley & Sons, Inc. . . . . . . . .	72,101	2,468,017
	Sinclair Broadcast Group, Inc., Class A . .	157,524	2,191,159
	Ziff Davis, Inc. (A) . . . . . . . . . . . .	35,604	2,582,002
			12,166,769
11.80%	CONSUMER DISCRETIONARY
	Asbury Automotive Group, Inc. (A) . . . .	17,113	3,860,693
	Bloomin' Brands, Inc. . . . . . . . . .	90,000	2,418,300
	Caleres, Inc. . . . . . . . . . . . . .	130,441	3,527,125
	Everi Holdings, Inc. (A) . . . . . . . . .	160,468	2,381,345
	Frontdoor, Inc. (A) . . . . . . . . . . .	85,351	2,980,457
	Green Brick Partners, Inc. (A) . . . . . . .	48,977	2,768,180
	Group I Automotive, Inc. . . . . . . . .	18,716	4,838,647
	Malibu Boats, Inc. Class A (A) . . . . . .	45,563	2,731,502
	M/I Homes, Inc. (A) . . . . . . . . . . . . . . . . . . . . . .	32,171	3,217,100
	Meritage Home Corp. . . . . . . . . . . . . . . . . . .	32,846	4,892,412
	Patrick Industries, Inc. . . . . . . . . .	47,000	4,067,850
	Sonic Automotive, Inc. Class A . . . . .	46,461	2,225,017
	Stride, Inc. (A) . . . . . . . . . . . . .	40,000	1,528,400
	Taylor Morrison Home Corp. (A) . . . . .	104,316	5,050,981
	Upbound Group, Inc. . . . . . . . . .	117,644	4,074,012
	Winnebago Industries, Inc. . . . . . . .	30,000	2,064,000
			52,626,021
2.54%	CONSUMER STAPLES
	The Anderson, Inc. . . . . . . . . . .	51,718	2,524,873
	Bellrings Brands, Inc. (A) . . . . . . . . .	73,628	2,646,927
	Performance Food Group Co. (A) . . . . .	54,036	3,229,191
	Sprouts Farmers Market, Inc. (A) . . . . .	74,492	2,923,811
			11,324,802
7.62%	ENERGY
	Antero Resources Corp. (A) . . . . . . .	84,029	2,247,776
	Civitas Resources, Inc. . . . . . . . . .	32,447	2,428,982
	Comstock Resources, Inc. . . . . . . .	171,169	2,182,405
	Consol Energy, Inc. . . . . . . . . . .	43,815	3,265,094
	Dorian LPG Ltd. . . . . . . . . . . . .	117,577	3,496,740
	International Seaways, Inc. . . . . . . .	80,161	3,438,105

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2023 (unaudited)
	Liberty Oilfield Services, Inc. . . . . . .	Shares	Fair Value
		167,262	$ 2,754,805
	PBF Energy Inc, Class A . . . . . . . .	76,695	3,638,411
	PDC Energy, Inc. . . . . . . . . . . .	36,865	2,797,685
	Permian Resources Corp. . . . . . . .	182,459	2,132,946
	SM Energy Co. . . . . . . . . . . . .	63,362	2,299,407
	Weatherford International plc (A) . . . . .	39,522	3,284,278
20.42%	FINANCIALS		33,966,634

	Apollo Commercial Real Estate
	Finance, Inc. . . . . . . . . . . . .	264,377	3,119,649
	Arbor Realty Trust, Inc. . . . . . . . . .	253,956	4,294,396
	Axos Financial, Inc. (A) . . . . . . . . .	56,600	2,660,200
	The Bancorp Inc. (A) . . . . . . . . . .	94,273	3,572,947
	Blackstone Mortgage Trust, Inc. . . . . .	117,152	2,693,324
	Cadence Bank . . . . . . . . . . . .	115,767	2,899,963
	Cathay General Bancorp . . . . . . . .	60,747	2,310,816
	CNO Financial Group, Inc. . . . . . . .	114,202	2,937,275
	Columbia Banking System, Inc. . . . . .	109,000	2,436,150
	Customers Bancorp, Inc. (A) . . . . . . .	82,330	3,456,213
	Donnelly Financial Solutions, Inc. (A) . . .	89,405	4,228,857
	Enova International, Inc. (A) . . . . . . .	87,964	4,845,937
	Federated Hermies, Inc. . . . . . . . .	67,000	2,266,610
	First Busey Corp. Class A . . . . . . .	151,016	3,271,007
	Hancock Whitney Corp. . . . . . . . .	74,925	3,297,449
	Jackson Financial, Inc. . . . . . . . . .	73,090	2,413,432
	Navient Corp. . . . . . . . . . . . . .	203,745	3,879,305
	NMI Holdings Inc. Class A (A) . . . . . .	118,934	3,176,727
	Pathward Financial, Inc. . . . . . . . .	72,972	3,791,625
	PennyMac Financial Services, Inc. . . . .	63,622	4,786,283
	Preferred Bank Los Angeles . . . . . .	51,079	3,375,300
	Radian Group, Inc. . . . . . . . . . . .	138,284	3,723,988
	Rithm Capital Corp. . . . . . . . . . .	346,880	3,496,550
	SLM Corp. . . . . . . . . . . . . . .	203,673	3,295,429
	Stonex Group, Inc. (A) . . . . . . . . . .	39,248	3,611,208
	Victory Capital Holdings, Inc. . . . . . .	117,963	3,911,653
	Virtus Investment Partners, Inc. . . . . .	16,183	3,329,329
			91,081,622
12.98%	HEALTH CARE
	AMN Healthcare Services, Inc. (A) . . . .	27,888	2,988,199
	Amphastar Pharmaceuticals, Inc. (A) . . .	35,000	2,124,150
	Catalyst Pharmaceuticals, Inc. (A) . . . . .	154,809	2,141,008

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued	July 31, 2023 (unaudited)
Collegium Pharmaceutical, Inc. (A) . . . .	Shares	Fair Value
	131,350	$ 2,989,526
Corcept Therapeutics, Inc. (A) . . . . . .	125,889	3,207,652
The Ensign Group, Inc. . . . . . . . . .	40,055	3,880,128
HealthEquity, Inc. (A) . . . . . . . . . .	42,215	2,868,087
Innoviva, Inc. (A) . . . . . . . . . . . .	227,403	3,081,311
Ironwood Pharmaceuticals, Inc. (A) . . . .	273,729	3,035,655
Lantheus Holdings, Inc. (A) . . . . . . .	35,759	3,092,796
Medpace Holdings, Inc. (A) . . . . . . .	17,367	4,396,803
Merit Medical Systems, Inc. (A) . . . . . .	36,966	2,760,251
Patterson Companies, Inc. . . . . . . .	92,608	3,045,877
Premier, Inc. Class A . . . . . . . . . .	88,403	2,453,183
Prestige Consumer Healthcare, Inc. (A) . .	48,197	3,142,926
Tenet Healthcare Corp. (A) . . . . . . .	55,413	4,141,014
United Therapeutics Corp. (A) . . . . . .	14,235	3,455,119
Veradigm, Inc. (A) . . . . . . . . . . . .	183,492	2,480,812
Varex Imaging Corp. (A) . . . . . . . . .	112,678	2,624,271
		57,908,768
14.40% INDUSTRIAL
American Woodmark Corp. (A) . . . . . .	36,311	2,782,875
Atkore International Group, Inc. (A) . . . .	12,000	1,904,040
Avis Budget Group, Inc. (A) . . . . . . .	11,976	2,638,193
Beacon Roofing Supply, Inc. (A) . . . . .	42,587	3,648,428
Builders FirstSource, Inc. (A) . . . . . . .	41,304	5,965,537
Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . .	17,705	3,022,066
First Advantage Corp. . . . . . . . . .	179,273	2,689,095
GENCO Shipping . . . . . . . . . . .	142,540	2,066,830
GMS, Inc. (A) . . . . . . . . . . . . . .	49,846	3,673,152
Herc Holdings, Inc. . . . . . . . . . .	20,238	2,708,452
Hillenbrand, Inc. . . . . . . . . . . .	54,911	2,852,077
Hillman Solutions Corp. (A) . . . . . . .	150,000	1,476,000
Marten Transport, Ltd. . . . . . . . . .	121,887	2,761,959
PGT Innovations, Inc. (A) . . . . . . . . . . . . . . . . .	108,465	3,103,184
Schneider National, Inc. . . . . . . . .	86,174	2,655,021
Sterling Infrastructure, Inc. (A) . . . . . .	49,561	2,973,164
Terex Corp. . . . . . . . . . . . . . .	41,953	2,459,704
UFP Industries, Inc. . . . . . . . . . .	26,213	2,693,648
Veritiv Corp. . . . . . . . . . . . . .	24,869	3,484,893
Verra Mobility Corp. Class A (A) . . . . .	137,750	2,891,373
Werner Enterprise, Inc. . . . . . . . . .	57,401	2,698,995
WESCO International, Inc. . . . . . . .	17,498	3,072,124
		64,220,810

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2023 (unaudited)
8.56%	INFORMATION TECHNOLOGY	Shares	Fair Value

	Adeia, Inc. . . . . . . . . . . . . . .	238,155	$ 2,862,623
	Belden, Inc. . . . . . . . . . . . . .	20,000	1,932,800
	Consensus Cloud Solutions (A) . . . . . . . . . . .	50,594	1,639,751
	CSG Systems International, Inc. . . . . .	44,553	2,298,489
	Diodes, Inc. (A) . . . . . . . . . . . . .	39,728	3,753,899
	ePlus, Inc. (A) . . . . . . . . . . . . .	51,759	2,916,620
	Insight Enterprises, Inc. (A) . . . . . . . .	28,829	4,228,926
	InterDigital, Inc. . . . . . . . . . . . .	26,968	2,499,664
	MaxLinear, Inc. (A) . . . . . . . . . . .	88,605	2,185,885
	NetGear, Inc. (A) . . . . . . . . . . . .	115,217	1,571,560
	OSI Systems, Inc. (A) . . . . . . . . . .	28,401	3,386,251
	Progress Software Corp. . . . . . . . .	58,011	3,484,141
	ScanSource, Inc. (A) . . . . . . . . . .	72,823	2,191,244
	Ultra Clean Holdings, Inc. (A) . . . . . . .	84,649	3,225,127
			38,176,980
5.67%	MATERIALS
	Alpha Metallurgical Resources, Inc. . . .	14,357	2,486,920
	Cleanwater Paper Corp. (A) . . . . . . .	64,523	2,079,576
	Commercial Metals Co. . . . . . . . .	70,793	4,050,775
	Element Solutions, Inc. . . . . . . . . .	135,755	2,845,425
	Enact Holdings, Inc. . . . . . . . . . .	100,298	2,728,106
	Ryerson Holding Corp. . . . . . . . . .	89,719	3,812,160
	TimkenSteel Corp. . . . . . . . . . .	130,178	3,033,147
	Warrior Met Coal, Inc. . . . . . . . . .	95,852	4,241,451
			25,277,560
6.17%	REAL ESTATE
	Armada Hoffler Properties, Inc. . . . . .	100,000	1,242,000
	DiamondRock Hospitality Co. . . . . . .	306,290	2,603,465
	Kite Realy Group Trust . . . . . . . . .	171,484	3,923,554
	The Macerich Co. . . . . . . . . . . .	271,793	3,465,361
	Newmark Group Inc, Class A . . . . . .	284,682	1,969,999
	Piedmont Office Realty . . . . . . . .	279,700	2,080,968
	RLJ Lodging Trust . . . . . . . . . . .	275,120	2,833,736
	Sabra Health Care REIT, Inc. . . . . . .	210,000	2,727,900
	Service Properties Trust . . . . . . . .	369,643	3,138,269
	Tanger Factory Outlet Centers, Inc. . . .	149,926	3,509,768
			27,495,020

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2023 (unaudited)
2.97%	UTILITIES	Shares	Fair Value

	Brookfield Infrastructure Corp. . . . . .	69,973	$3,269,139
	Montauk Renewables, Inc. (A) . . . . . .	150,000	1,312,500
	New Jersey Resources Corp. . . . . . .	93,249	4,168,230
	Otter Tail Corp. . . . . . . . . . . . .	55,724	4,514,201
			13,264,070
95.86%	TOTAL COMMON STOCKS . . . . . .		427,509,056
0.07%	EXCHANGE TRADED FUNDS
0.07%	SMALL CAP
	iShares Russell 2000 ETF . . . . . . .	900	178,839
	iShares Russell 2000 Growth ETF . . . .	500	127,020
			305,859
0.07%	TOTAL EXCHANGE TRADED FUNDS . .		305,859
3.98%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 5.13% (B) . . . . . .	17,759,181	17,759,181
	TOTAL MONEY MARKET FUND . . . .		17,759,181
99.91%	TOTAL INVESTMENTS . . . . . . . .		445,574,096
0.09%	Assets net of liabilities . . . . . . . . .		406,841
100.00%	NET ASSETS . . . . . . . . . . . . .		$445,980,937

(A)Non-income producing

(B)Effective 7 day yield as of July 31, 2023

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
Common Stocks . . . .	Quoted Prices	Inputs	Inputs	Total
	$ 427,509,056	$—	$—	$ 427,509,056
Exchange Traded Fund .	305,859	—	—	305,859
Money Market Fund . . .	17,759,181	—	—	17,759,181
Total Investments . . . .	$ 445,574,096	$—	$—	$ 445,574,096

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $392,389,991 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 69,381,561
Gross unrealized depreciation . . . .	(16,197,456)
Net unrealized appreciation . . . . .	$ 53,184,105

QUARTERLY REPORT